Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Breakdown of Revenues
The breakdown of Revenues for the years 2024, 2023 and 2022 is as follows:

Millions of euros	2024	2023	2022
Revenues from rendering of services	35,480	34,832	34,479
Lease revenues	79	71	76
Sale of goods	5,756	5,749	5,438
Total	41,315	40,652	39,993

Schedule of Breakdown of Other Income
The breakdown of “Other income” is as follows:

Millions of euros	2024	2023	2022
Own work capitalized	820	803	783
Gain on disposal of businesses	47	24	205
Gain on disposal of property, plant and equipment	161	257	582
Gain on disposal of intangible assets	—	2	1
Government grants	39	27	16
Other operating income	625	428	478
Total	1,692	1,541	2,065

Schedule of Breakdown of Other Expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2024	2023	2022
Leases included in "Other expenses" (1)	97	68	86
Other external services	8,351	8,282	8,731
Taxes other than income tax	831	753	834
Change in trade provisions	719	734	693
Losses on disposal of fixed assets, losses on operations classified as held for sale and sale of assets	1,525	33	124
Goodwill impairment (Note 7)	866	58	—
Other operating expenses	165	370	273
Total	12,554	10,298	10,741
(1) According to IFRS 16, only short-term leases and leases involving low-value assets or intangible assets are included (see Note 9).
Schedule of Estimated Payments on Operating Leases, Purchases, and Other Contractual Commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	4,204
1 to 3 years	4,008
3 to 5 years	1,441
More than 5 years	1,895
Total	11,548

Schedule of Breakdown of the Telefónica Group’s Average Number of Employees by Segment
The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2024, 2023 and 2022, together with total headcount at December 31 each year.

	2024		2023		2022
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	19,055	18,305	21,342	21,443	21,099	20,947
Telefónica Germany	7,464	7,589	7,232	7,367	7,029	7,099
Telefónica Brazil	35,605	35,818	35,118	35,519	34,275	34,846
Telefónica Hispam	28,191	27,569	29,715	29,087	30,232	29,994
Other companies	11,069	11,589	10,717	10,726	9,928	10,765
Total	101,384	100,870	104,124	104,142	102,563	103,651

Schedule of Breakdown of Depreciation and Amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2024	2023	2022
Property, plant and equipment (Note 8)	4,102	4,055	4,133
Intangible assets (Note 6)	2,462	2,583	2,599
Rights of use (Note 9)	2,235	2,159	2,064
Total	8,799	8,797	8,796

Schedule of Earnings Per Share
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2024	2023	2022
(Loss) profit attributable to ordinary equity holders of the parent company	(49)	(892)	2,011
Adjustment for the coupon corresponding to perpetual subordinated obligations	(359)	(339)	(279)
Tax effect	90	85	70
Total (loss) profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	(318)	(1,146)	1,802

Number of shares (thousands)	2024	2023	2022
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,635,695	5,668,142	5,740,105
Telefónica, S.A. plans of rights over shares	36,575	47,435	23,096
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,672,270	5,715,577	5,763,201
Thus, basic and diluted (loss) earnings per share attributable to equity holders of the parent are as follows:

(Loss) earnings per share (euros)	2024	2023	2022
Basic	(0.06)	(0.20)	0.31
Diluted	(0.06)	(0.20)	0.31